Income taxes - Expiration of non-capital losses for income tax purposes (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 185,614
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	279
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,099
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,893
2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,531
2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,127
2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18,955
2038
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	86,189
2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 62,541